Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
February 29, 2024
NMF-NPRT1-0424
1.797943.120
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.4%
Entertainment - 3.9%
Capcom Co. Ltd.	157,200	6,322
Endeavor Group Holdings, Inc.	398,517	9,584
Netflix, Inc. (a)	69,800	42,084
Spotify Technology SA (a)	79,300	20,333
The Walt Disney Co.	481,600	53,737
TKO Group Holdings, Inc.	205,400	17,198
Universal Music Group NV	675,300	20,388
		169,646
Interactive Media & Services - 4.6%
Alphabet, Inc. Class A (a)	517,600	71,667
Meta Platforms, Inc. Class A	267,900	131,306
		202,973
Media - 0.9%
Comcast Corp. Class A	954,400	40,896
TOTAL COMMUNICATION SERVICES		413,515
CONSUMER DISCRETIONARY - 11.3%
Automobile Components - 0.3%
Aptiv PLC (a)	162,800	12,941
Automobiles - 0.3%
General Motors Co.	382,100	15,658
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	889,900	157,299
Etsy, Inc. (a)	112,600	8,072
		165,371
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (a)	175,300	27,604
Booking Holdings, Inc.	6,600	22,894
Chipotle Mexican Grill, Inc. (a)	7,000	18,821
Churchill Downs, Inc.	39,554	4,820
Domino's Pizza, Inc.	28,200	12,643
Flutter Entertainment PLC (a)	40,900	8,831
Hilton Worldwide Holdings, Inc.	105,300	21,515
		117,128
Household Durables - 0.8%
Lennar Corp. Class A	98,700	15,645
NVR, Inc. (a)	2,310	17,615
		33,260
Specialty Retail - 2.2%
Dick's Sporting Goods, Inc.	96,200	17,113
Industria de Diseno Textil SA	410,800	18,276
Lowe's Companies, Inc.	105,900	25,487
TJX Companies, Inc.	382,986	37,969
		98,845
Textiles, Apparel & Luxury Goods - 1.2%
Bolt Threads, Inc. (b)(c)	91,280	395
Brunello Cucinelli SpA	287,400	34,479
Ralph Lauren Corp.	98,400	18,295
		53,169
TOTAL CONSUMER DISCRETIONARY		496,372
CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	22,500	6,933
Constellation Brands, Inc. Class A (sub. vtg.)	33,392	8,299
Keurig Dr. Pepper, Inc.	665,300	19,899
		35,131
Consumer Staples Distribution & Retail - 2.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	222,300	13,787
BJ's Wholesale Club Holdings, Inc. (a)	206,000	15,046
Performance Food Group Co. (a)	399,500	30,670
Walmart, Inc.	484,800	28,414
		87,917
Food Products - 0.0%
Bowery Farming, Inc. warrants (a)(b)(c)	211,678	874
Household Products - 0.4%
The Clorox Co.	104,500	16,021
Personal Care Products - 0.4%
Kenvue, Inc.	829,400	15,759
TOTAL CONSUMER STAPLES		155,702
ENERGY - 4.2%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	901,000	26,661
Schlumberger Ltd.	368,628	17,816
TechnipFMC PLC	505,286	10,960
		55,437
Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp. (a)	381,600	9,807
Cameco Corp.	142,800	5,787
Canadian Natural Resources Ltd.	263,300	18,342
Cenovus Energy, Inc. (Canada)	866,200	15,095
Cheniere Energy, Inc.	112,926	17,526
Exxon Mobil Corp.	538,000	56,232
New Fortress Energy, Inc. (d)	154,800	5,441
		128,230
TOTAL ENERGY		183,667
FINANCIALS - 10.8%
Banks - 3.2%
Bank of America Corp.	1,071,400	36,985
JPMorgan Chase & Co.	231,100	42,998
KeyCorp	886,300	12,648
Wells Fargo & Co.	873,068	48,534
		141,165
Capital Markets - 2.2%
Ares Management Corp.	138,400	18,356
Blue Owl Capital, Inc. Class A	1,080,300	19,402
Goldman Sachs Group, Inc.	59,800	23,265
Houlihan Lokey	95,500	12,287
Morgan Stanley	264,900	22,792
		96,102
Financial Services - 3.7%
Apollo Global Management, Inc.	69,800	7,804
Fiserv, Inc. (a)	300,101	44,796
Global Payments, Inc.	118,900	15,421
Shift4 Payments, Inc. (a)(d)	218,700	17,982
Visa, Inc. Class A	267,300	75,550
		161,553
Insurance - 1.7%
Chubb Ltd.	212,209	53,407
Marsh & McLennan Companies, Inc.	113,200	22,897
		76,304
TOTAL FINANCIALS		475,124
HEALTH CARE - 11.2%
Biotechnology - 1.6%
Gilead Sciences, Inc.	226,200	16,309
Legend Biotech Corp. ADR (a)	81,500	5,311
Moderna, Inc. (a)	75,700	6,983
Regeneron Pharmaceuticals, Inc. (a)	44,200	42,701
		71,304
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	774,868	51,304
Glaukos Corp. (a)	53,900	4,775
Masimo Corp. (a)	38,300	4,923
Stryker Corp.	91,200	31,835
		92,837
Health Care Providers & Services - 2.4%
Centene Corp. (a)	350,300	27,474
Cigna Group	65,600	22,051
UnitedHealth Group, Inc.	115,600	57,060
		106,585
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	142,400	4,829
Life Sciences Tools & Services - 2.1%
Danaher Corp.	189,200	47,894
Thermo Fisher Scientific, Inc.	74,700	42,592
		90,486
Pharmaceuticals - 2.9%
Eli Lilly & Co.	117,200	88,331
Merck & Co., Inc.	202,800	25,786
Novo Nordisk A/S Series B	104,200	12,438
		126,555
TOTAL HEALTH CARE		492,596
INDUSTRIALS - 15.4%
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	148,000	14,923
General Dynamics Corp.	64,300	17,570
Howmet Aerospace, Inc.	331,700	22,075
Northrop Grumman Corp.	34,500	15,905
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	585,890	56,831
Class C (a)(b)(c)	8,180	793
The Boeing Co. (a)	169,200	34,469
		162,566
Building Products - 1.5%
Builders FirstSource, Inc. (a)	100,500	19,616
Fortune Brands Innovations, Inc.	177,500	14,438
Trane Technologies PLC	107,800	30,396
		64,450
Construction & Engineering - 1.5%
Comfort Systems U.S.A., Inc.	29,700	9,080
EMCOR Group, Inc.	27,700	8,685
Quanta Services, Inc.	166,900	40,308
Willscot Mobile Mini Holdings (a)	134,975	6,445
		64,518
Electrical Equipment - 2.6%
Eaton Corp. PLC	164,300	47,483
Generac Holdings, Inc. (a)	83,900	9,440
Nextracker, Inc. Class A	369,713	20,793
Prysmian SpA	257,600	12,821
Vertiv Holdings Co.	337,300	22,808
		113,345
Ground Transportation - 1.6%
Saia, Inc. (a)	33,800	19,449
Uber Technologies, Inc. (a)	640,200	50,896
		70,345
Industrial Conglomerates - 1.0%
General Electric Co.	286,312	44,919
Machinery - 2.5%
Caterpillar, Inc.	94,500	31,559
Ingersoll Rand, Inc.	282,820	25,830
ITT, Inc.	120,600	15,212
Parker Hannifin Corp.	70,800	37,910
		110,511
Professional Services - 0.6%
FTI Consulting, Inc. (a)	61,920	12,810
KBR, Inc.	249,200	14,959
		27,769
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	26,500	18,372
TOTAL INDUSTRIALS		676,795
INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	718,600	20,229
Jabil, Inc.	232,100	33,443
		53,672
IT Services - 0.7%
MongoDB, Inc. Class A (a)	23,600	10,563
Shopify, Inc. Class A (a)	254,700	19,451
		30,014
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	298,600	57,489
Analog Devices, Inc.	97,800	18,760
ASML Holding NV (Netherlands)	32,000	30,368
First Solar, Inc. (a)	68,100	10,480
Marvell Technology, Inc.	179,647	12,874
Micron Technology, Inc.	250,600	22,707
NVIDIA Corp.	256,100	202,606
NXP Semiconductors NV	117,076	29,237
ON Semiconductor Corp. (a)	212,700	16,786
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	222,800	28,668
		429,975
Software - 11.6%
Adobe, Inc. (a)	82,900	46,447
CoreWeave, Inc. (b)(c)	11,162	4,065
Dynatrace, Inc. (a)	333,000	16,500
Intuit, Inc.	52,700	34,934
Microsoft Corp.	774,800	320,487
Oracle Corp.	144,800	16,171
Salesforce, Inc.	180,800	55,835
Workday, Inc. Class A (a)	40,200	11,845
		506,284
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	875,300	158,210
TOTAL INFORMATION TECHNOLOGY		1,178,155
MATERIALS - 2.9%
Chemicals - 1.3%
Celanese Corp. Class A	96,300	14,635
Element Solutions, Inc.	427,000	10,035
Linde PLC	73,000	32,764
		57,434
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	34,900	20,162
Containers & Packaging - 0.3%
Avery Dennison Corp.	68,100	14,746
Metals & Mining - 0.8%
Franco-Nevada Corp.	98,300	10,292
Freeport-McMoRan, Inc.	679,889	25,707
		35,999
TOTAL MATERIALS		128,341
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Kimco Realty Corp.	492,700	9,736
Terreno Realty Corp.	240,500	15,464
		25,200
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	152,900	14,050
TOTAL REAL ESTATE		39,250
UTILITIES - 2.1%
Electric Utilities - 1.2%
Constellation Energy Corp.	206,200	34,734
Edison International	296,000	20,134
		54,868
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp.	695,700	37,943
TOTAL UTILITIES		92,811
TOTAL COMMON STOCKS (Cost $2,934,752)		4,332,328

Convertible Preferred Stocks - 0.6%
	Shares	Value ($) (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1 (a)(b)(c)	161,754	1,288
Series D1 (b)(c)	211,678	1,126
		2,414
HEALTH CARE - 0.3%
Biotechnology - 0.3%
National Resilience, Inc. Series B (a)(b)(c)	243,347	11,705
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(b)(c)	7,570	7,343
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	49,853	6,290
TOTAL INDUSTRIALS		13,633
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,235)		27,752

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	26,697,807	26,703
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	19,489,030	19,491
TOTAL MONEY MARKET FUNDS (Cost $46,194)		46,194

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,002,181)	4,406,274
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(14,988)
NET ASSETS - 100.0%	4,391,286

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,710,000 or 2.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bolt Threads, Inc.	12/13/17 - 9/02/21	15,485

Bowery Farming, Inc. Series C1	5/18/21	9,746

Bowery Farming, Inc. Series D1	10/25/23	2,000

Bowery Farming, Inc. warrants	10/25/23	0

CoreWeave, Inc.	11/29/23	3,459

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,847	105,695	103,839	421	-	-	26,703	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	21,219	48,765	50,493	35	-	-	19,491	0.1%
Total	46,066	154,460	154,332	456	-	-	46,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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